Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Allocation of Expense Reflected in the Consolidated and Combined Financial Statements

These allocations were reflected as follows in the consolidated and combined financial statements:

	Nine months ended September 30,	Year ended December 31,
	2016	2015	2014
Costs of goods sold	$67	$78	$84
Selling, general and administrative	114	158	178
Depreciation and amortization	5	7	8
Total allocations from RRD	$186	$243	$270